Investments in Affiliate Companies and Investments in Available-for-Sale Securities - Financial Information of the Affiliate Companies - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Cash and cash equivalents, including restricted cash	$ 137,851	$ 111,184	$ 78,727	$ 150,774
Current assets	229,447	194,857
Non-current assets	1,579,331	1,776,468
Current liabilities	497,448	592,782
Non-current liabilities	1,244,686	1,412,826
Navios Partners [Member]
Schedule of Equity Method Investments [Line Items]
Cash and cash equivalents, including restricted cash	169,446	30,728
Current assets	226,340	60,780
Non-current assets	3,396,959	1,146,489
Current liabilities	395,505	253,252
Long- term debt including current portion, net	1,361,709	486,857
Non-current liabilities	1,458,069	299,187
Navios Acquisition [Member]
Schedule of Equity Method Investments [Line Items]
Cash and cash equivalents, including restricted cash	0	41,357
Current assets	0	140,605
Non-current assets	0	1,428,392
Current liabilities	0	805,860
Long- term debt including current portion, net	0	1,076,587
Non-current liabilities	0	433,280
Navios Containers [Member]
Schedule of Equity Method Investments [Line Items]
Cash and cash equivalents, including restricted cash	0	7,573
Current assets	0	16,684
Non-current assets	0	414,106
Current liabilities	0	39,862
Long- term debt including current portion, net	0	232,159
Non-current liabilities	$ 0	$ 199,383